Financial Income	3 Months Ended
Mar. 31, 2026
Financial Income [Abstract]
Financial Income

19. Financial Income

Classification and subsequent measurement

	March 31, 2026	March 31, 2025

Financial investments measured at fair value through profit or loss	36,835	11,541
Financial assets measured at fair value through other comprehensive income	579,728	256,586
Financial assets measured at amortized cost	2,343,124	1,394,456
Total	2,959,687	1,662,583